Sector Regulation and Electricity System Operations - Summary of Tariff Flags System Initially Consisted of Three Levels of Colored Flags: Green, Yellow and Red (Detail)	1 Months Ended	12 Months Ended
	Nov. 30, 2017 kWh	Dec. 31, 2017 kWh	Dec. 31, 2015 BrazilReal / MWh
Green [Member] | Brazil [Member]
Disclosure Of Information About Activities Subject To Rate Regulation [Line Items]
Description			Favorable generation of energy conditions
To be applied when CMO, maximum limit			200
Additional Tariff			0
Yellow [Member]
Disclosure Of Information About Activities Subject To Rate Regulation [Line Items]
Additional Tariff | kWh		2.00
Yellow [Member] | Brazil [Member]
Disclosure Of Information About Activities Subject To Rate Regulation [Line Items]
Description			Less favorable generation of energy conditions
To be applied when CMO, minimum limit			200
To be applied when CMO, maximum limit			388.48
Additional Tariff	1.00		0.025
Red [Member] | Brazil [Member]
Disclosure Of Information About Activities Subject To Rate Regulation [Line Items]
Description			Higher costs generation conditions
To be applied when CMO, minimum limit			388.48
Additional Tariff			0.045